Note 20 - Guarantees and indemnifications	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Guarantees [Text Block]

20. Guarantees and Indemnifications

The amended and restated certificate of incorporation and amended and restated bylaws of the Company provide that the Company will indemnify officers and directors and former officers and directors in certain circumstances, including for expenses, judgments, fines and settlement amounts incurred by them in connection with their services as an officer or director of the Company or its subsidiaries, provided that such person acted in good faith and in a manner such person reasonably believed to be in the best interests of the Company, and, with respect to any criminal action or proceeding, the Company had reasonable cause to believe that such person’s conduct was not unlawful.

In addition to the indemnities provided in the amended and restated certificate of incorporation and amended and restated bylaws, the Company has entered into indemnification agreements with certain of its officers and each of its directors. Subject to the relevant limitations imposed by applicable law, the indemnification agreements, among other things:

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indemnify the relevant officers and directors for certain expenses, judgments, fines and settlement amounts incurred by them in connection with their services as an officer or director of the Company or its subsidiaries; and

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require the Company to make a good faith determination whether or not it is practicable to maintain liability insurance for officers and directors or to ensure the Company’s performance of its indemnification obligations under the agreements.

The Company maintains directors’ and officers’ liability insurance providing for the indemnification of our directors and certain of our officers against certain liabilities incurred as a director or officer, including costs and expenses associated in defending legal proceedings. In accordance with the terms of the insurance policy and commercial practice, the amount of the premium is not disclosed.

No liability has arisen under these indemnities as of December 31, 2024 and 2023.